ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SUMMIT CASH RESERVES FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	$ Par	Value
(Amounts in 000s)

ASSET BACKED SECURITIES 0.4%
Capital Auto Receivables Asset Trust
Series 2008-1, Class 1A1
3.386%, 2/15/09 (1)	14,000	14,000
Ford Credit Auto Owner Trust
Series 2007-B, Class A1
5.292%, 10/15/08	4,874	4,874
Ford Credit Auto Owner Trust
Series 2008-A, Class A1
4.018%, 2/13/09	6,500	6,500
Total Asset Backed Securities (Cost $25,374)		25,374
BANK NOTE 3.6%
American Express Bank, VR, 4.54%, 5/7/08	21,315	21,315
Banco Santander, 4.91%, 2/1/08	13,000	13,000
Branch Banking & Trust, 4.81%, 5/19/08	42,000	42,000
KeyBank, 4.412%, 3/18/08	5,000	4,996
National City Bank, VR, 4.299%, 3/13/08	19,250	19,250
National City Bank, VR, 4.59%, 2/7/08	7,000	7,000
PNC Bank, VR, 3.973%, 6/17/08	23,000	22,998
U.S. Bank, VR, 4.45%, 2/8/08	2,700	2,700
Wells Fargo Bank, 3.94%, 2/13/08	81,000	81,000
Total Bank Note (Cost $214,259)		214,259
CERTIFICATES OF DEPOSIT 20.0%
Domestic 4.3% (2)
Bank of New York, VR, 4.914%, 5/2/08	1,500	1,500
Citibank, 3.23%, 4/24/08	30,000	30,000
Credit Suisse First Boston, 5.52%, 2/11/08	21,250	21,250
DEPFA Bank, 3.88%, 2/15/08	32,500	32,500
Dexia Credit, VR, 3.235%, 3/28/08	2,500	2,500
Fifth Third Bank, VR, 4.51%, 2/4/08	30,000	30,000
Marshal & Ilsley Bank, 4.35%, 4/10/08	17,000	17,003
Natixis, 4.32%, 2/8/08	62,000	62,000
PNC Bank, 3.464%, 2/23/09	11,000	11,000
Wachovia Bank, 4.653%, 1/12/09	12,500	12,500
Wilmington Trust, 3.75%, 6/18/08	2,000	2,000
Wilmington Trust, 4.37%, 5/19/08	22,150	22,153
Wilmington Trust, 4.75%, 6/26/08	6,000	6,000
Wilmington Trust, 5.00%, 2/20/08	1,850	1,850
		252,256
Eurodollar 4.0% (3)
ABN AMRO Bank, 4.53%, 2/4/08	42,000	42,000
Barclays Bank, 3.193%, 7/24/08	37,000	37,000
BBVA Finance Delaware, 4.05%, 7/11/08	5,000	5,000
Credit Agricole, 3.75%, 7/22/08	15,000	15,000
DNB NOR Bank, 4.85%, 2/7/08	17,000	17,000
HSBC Bank USA, 3.40%, 7/24/08	23,000	23,022
Lloyds TSB Bank, 4.53%, 2/4/08	60,000	60,000
National Australia Bank Limited, 3.08%, 4/4/08	1,000	1,000
Societe Generale, 4.60%, 4/7/08	11,000	11,000
Societe Generale, 4.805%, 6/6/08	22,000	22,000
		233,022
Yankee 11.7% (4)
Allied Irish Banks, 3.20%, 7/23/08	24,000	24,000
Banco Bilbao Vizcaya, 4.90%, 3/25/08	8,000	8,000
Banco Bilbao Vizcaya, 5.415%, 3/17/08	1,000	1,000
Bank of Ireland, 4.75%, 2/1/08	15,000	15,000
Bank of Ireland, VR, 3.444%, 1/30/09	15,000	15,000
Bank of Montreal (Chicago), 5.16%, 3/4/08	35,000	35,000
Bank of Nova Scotia, 4.40%, 2/11/08	15,500	15,500
Bank of Nova Scotia, VR, 4.574%, 4/2/08	16,000	15,999
Barclays Bank, 4.78%, 3/3/08	30,000	30,000
BNP Paribas, 5.10%, 3/11/08	10,000	10,000
BNP Paribas, 5.25%, 4/10/08	18,000	18,044
BNP Paribas, VR, 4.54%, 7/3/08	5,000	4,999
Calyon (New York), 4.94%, 3/14/08	50,000	50,000
Canadian Imperial Bank of Commerce, VR, 4.326%, 3/17/08	29,000	29,004
Deutsche Bank, 3.80%, 4/17/08	35,000	35,000
Fortis Bank, 3.25%, 4/25/08	11,000	11,000
Fortis Bank, 4.00%, 7/11/08	35,500	35,500
HBOS Treasury Services, 5.45%, 6/16/08	23,000	23,000
National Bank of Canada, VR, 4.765%, 7/8/08	7,000	7,000
National Bank of Canada, 5.405%, 6/9/08	17,750	17,781
Nordea Bank Finland (New York), 4.61%, 11/5/08	14,000	14,087
Nordea Bank Finland (New York), 4.77%, 2/11/08	18,000	18,000
Rabobank Nederland, 4.72%, 2/15/08	22,000	22,000
Rabobank Nederland, 5.00%, 3/10/08	50,000	50,000
Royal Bank of Canada, VR, 4.515%, 4/4/08	8,000	7,999
Royal Bank of Canada, VR, 4.545%, 4/3/08	25,000	24,999
Royal Bank of Scotland, VR, 3.23%, 3/26/08	12,300	12,300
Royal Bank of Scotland, VR, 4.545%, 4/3/08	18,000	17,999
Skandinaviska Enskilda Banken, 3.815%, 4/22/08	26,000	26,000
Swedbank, VR, 4.55%, 4/3/08	9,000	9,000
Toronto Dominion Bank, 5.10%, 3/31/08	32,000	32,000
Toronto-Dominion Bank, 4.85%, 6/6/08	7,000	7,000
UBS AG Stamford, 4.75%, 5/7/08	50,000	50,000
		692,211
Total Certificates of Deposit (Cost $1,177,489)		1,177,489

COMMERCIAL PAPER 51.7%
4(2) 37.2% (5)
Allied Irish Bank, 4.00%, 2/25/08	2,000	1,995
Alpine Securitization, 3.25%, 4/23/08	8,000	7,941
Alpine Securitization, 3.30%, 2/4/08	1,500	1,500
Alpine Securitization, 3.37%, 2/28/08	6,000	5,985
Alpine Securitization, 3.45%, 2/6/08	1,800	1,799
Alpine Securitization, 3.88%, 4/9/08	32,350	32,113
Alpine Securitization, 4.11%, 4/14/08	9,000	8,925
Alpine Securitization, 4.54%, 4/3/08	13,000	12,898
Atlantic Asset Securitization, 3.50%, 2/4/08	2,000	1,999
Atlantic Asset Securitization, 3.85%, 4/11/08	12,000	11,910
Atlantic Asset Securitization, 4.07%, 2/15/08	5,000	4,992
Atlantic Asset Securitization, 4.09%, 2/29/08	2,675	2,667
Atlantic Asset Securitization, 4.15%, 3/27/08	8,000	7,949
Atlantic Asset Securitization, 4.87%, 2/15/08	4,000	3,992
Atlantic Asset Securitization, 5.10%, 2/29/08	44,000	43,825
Atlantic Asset Securitization, 5.25%, 2/29/08	2,000	1,992
Bank of America Credit Card Trust, 4.03%, 4/10/08	7,000	6,946
Bank of America Credit Card Trust, 4.35%, 4/9/08	2,000	1,984
Bank of America Credit Card Trust, 4.40%, 4/7/08	28,800	28,568
Bank of America Credit Card Trust, 5.25%, 2/22/08	2,500	2,492
Bank of America Credit Card Trust, 5.65%, 3/7/08	10,000	9,945
Bank of America Credit Card Trust, 5.90%, 2/28/08	25,000	24,889
BASF A.G, 4.01%, 5/15/08	15,000	14,826
BASF A.G, 4.23%, 4/4/08	15,000	14,889
BMW US Capital, 3.83%, 3/19/08	6,000	5,970
BP Capital Markets, 4.20%, 3/31/08	5,000	4,966
Bryant Park Funding, 3.10%, 2/20/08	13,000	12,979
Bryant Park Funding, 3.70%, 4/22/08	5,000	4,958
Bryant Park Funding, 4.10%, 2/6/08	7,500	7,496
Bryant Park Funding, 4.12%, 2/15/08	1,281	1,279
Bryant Park Funding, 4.12%, 2/19/08	4,256	4,247
Bryant Park Funding, 4.12%, 2/20/08	19,198	19,156
Bryant Park Funding, 4.15%, 2/8/08	2,922	2,920
Bryant Park Funding, 4.20%, 2/8/08	11,000	10,991
Bryant Park Funding, 4.35%, 2/7/08	5,000	4,996
Bryant Park Funding, 4.54%, 2/12/08	3,053	3,049
Bryant Park Funding, 4.85%, 2/12/08	4,000	3,994
Bryant Park Funding, 5.10%, 3/14/08	8,000	7,952
Cafco, 3.30%, 4/18/08	7,000	6,951
Cafco, 3.51%, 4/17/08	5,000	4,963
Cafco, 3.90%, 3/13/08	12,615	12,559
Cafco, 4.18%, 3/14/08	7,000	6,966
Cafco, 5.15%, 2/28/08	4,000	3,985
Cafco, 5.35%, 2/22/08	46,000	45,856
Cargill Asia Pacific TSY, 3.05%, 2/28/08	7,000	6,984
Cargill Global Funding, 3.02%, 2/29/08	3,953	3,944
Cargill Global Funding, 4.75%, 2/4/08	10,000	9,996
Chariot Funding, 3.57%, 3/7/08	3,000	2,990
Chariot Funding, 3.60%, 2/5/08	12,500	12,495
Chariot Funding, 4.05%, 2/19/08	4,624	4,615
Chariot Funding, 4.05%, 2/22/08	5,000	4,988
Chariot Funding, 4.09%, 2/14/08	3,000	2,996
Chariot Funding, 4.10%, 2/14/08	4,650	4,643
Chariot Funding, 5.05%, 3/18/08	39,498	39,243
Chariot Funding, 5.12%, 2/19/08	9,000	8,977
Chariot Funding, 5.30%, 2/5/08	3,000	2,998
Ciesco, 3.20%, 7/25/08	16,500	16,243
Ciesco, 3.30%, 3/18/08	2,500	2,489
Ciesco, 3.30%, 3/24/08	1,000	995
Ciesco, 3.90%, 3/20/08	5,000	4,974
Ciesco, 3.93%, 3/24/08	31,500	31,321
Ciesco, 4.18%, 3/14/08	8,000	7,961
Ciesco, 4.30%, 3/7/08	11,569	11,521
Ciesco, 5.02%, 2/8/08	5,800	5,794
Citibank Credit Card Issuance Trust, 5.70%, 2/21/08	31,000	30,902
Citibank Credit Card Issuance Trust, 4.00%, 4/18/08	42,000	41,641
Coca-Cola, 4.20%, 2/1/08	28,189	28,189
CRC Funding, 3.55%, 3/20/08	33,000	32,844
CRC Funding, 4.07%, 2/12/08	2,400	2,397
CRC Funding, 4.25%, 3/20/08	14,400	14,318
CRC Funding, 4.30%, 3/4/08	3,000	2,989
CRC Funding, 4.77%, 2/14/08	3,500	3,494
CRC Funding, 5.12%, 2/7/08	10,000	9,991
CRC Funding, 5.12%, 2/8/08	12,000	11,988
Danske, 4.25%, 3/11/08	34,000	33,843
Eksportfinans ASA, 4.50%, 2/12/08	5,000	4,993
Eksportfinans ASA, 4.64%, 5/7/08	50,000	49,381
Fairway Finance, 3.40%, 3/14/08	43,000	42,829
Fairway Finance, 3.60%, 2/8/08	6,000	5,996
Fairway Finance, 4.19%, 3/7/08	6,000	5,976
Fairway Finance, 5.16%, 2/6/08	29,000	28,979
Falcon Asset Securitization, 3.10%, 2/29/08	5,300	5,287
Falcon Asset Securitization, 3.15%, 5/2/08	8,000	7,936
Falcon Asset Securitization, 3.32%, 2/5/08	7,000	6,997
Falcon Asset Securitization, 3.35%, 2/15/08	1,000	999
Falcon Asset Securitization, 3.60%, 2/4/08	25,000	24,993
Falcon Asset Securitization, 3.60%, 2/20/08	3,000	2,994
Falcon Asset Securitization, 3.85%, 4/15/08	7,630	7,570
Falcon Asset Securitization, 4.12%, 2/7/08	16,775	16,763
Falcon Asset Securitization, 4.85%, 2/15/08	10,000	9,981
Genentech, 3.10%, 2/12/08	10,000	9,991
Grampian Funding, 4.85%, 3/25/08	30,000	29,786
Grampian Funding, 4.905%, 2/25/08	30,000	29,902
Grampian Funding, 5.05%, 3/20/08	12,000	11,919
Harley-Davidson Funding, 4.48%, 2/1/08	2,700	2,700
Hartford Financial Services, 4.50%, 2/13/08	1,000	999
Hartford Financial Services, 4.60%, 2/26/08	17,000	16,946
John Deere Capital, 3.75%, 3/27/08	7,000	6,960
John Deere Capital, 4.04%, 3/28/08	7,000	6,956
Jupiter Securitization, 3.35%, 2/7/08	9,000	8,995
Jupiter Securitization, 3.50%, 2/22/08	10,075	10,054
Jupiter Securitization, 3.55%, 2/7/08	24,000	23,986
Jupiter Securitization, 3.80%, 4/18/08	28,000	27,772
Jupiter Securitization, 4.10%, 2/11/08	3,000	2,997
Jupiter Securitization, 4.30%, 2/12/08	5,000	4,993
Jupiter Securitization, 4.50%, 2/7/08	5,000	4,996
KfW International Finance, 4.52%, 2/29/08	50,000	49,824
KfW International Finance, 4.52%, 3/7/08	10,000	9,956
Kittyhawk Funding, 3.25%, 3/19/08	3,000	2,987
Kittyhawk Funding, 3.30%, 3/19/08	2,050	2,041
Kittyhawk Funding, 3.88%, 3/18/08	10,200	10,149
Kittyhawk Funding, 4.80%, 2/8/08	13,500	13,487
Kittyhawk Funding, 5.02%, 3/7/08	13,000	12,937
Kittyhawk Funding, 5.15%, 2/27/08	1,650	1,644
MassMutual Mutual Life, 3.25%, 2/20/08	5,000	4,991
MassMutual Mutual Life, 4.00%, 2/12/08	2,500	2,497
MetLife, 4.20%, 2/25/08	18,000	17,950
Nestle Finance (France), 3.07%, 3/5/08	50,000	49,859
Nestle Finance (France), 4.50%, 2/11/08	14,000	13,983
New York Life Capital, 3.55%, 2/7/08	2,119	2,118
New York Life Capital, 4.00%, 2/7/08	5,000	4,997
NSTAR, 3.85%, 2/8/08	12,843	12,833
Old Line Funding, 3.32%, 3/14/08	3,000	2,988
Old Line Funding, 3.35%, 2/27/08	10,000	9,976
Old Line Funding, 3.70%, 2/8/08	3,000	2,998
Old Line Funding, 4.05%, 2/21/08	12,000	11,973
Old Line Funding, 4.10%, 2/22/08	7,000	6,983
Old Line Funding, 4.32%, 2/15/08	6,334	6,323
Old Line Funding, 4.88%, 2/13/08	7,000	6,989
Old Line Funding, 4.95%, 2/14/08	3,500	3,494
Old Line Funding, 5.60%, 2/20/08	32,000	31,905
Park Avenue Receivables, 3.10%, 3/5/08	8,400	8,376
Park Avenue Receivables, 3.15%, 4/29/08	15,500	15,381
Park Avenue Receivables, 3.50%, 2/20/08	5,000	4,991
Park Avenue Receivables, 3.55%, 3/7/08	27,000	26,907
Park Avenue Receivables, 4.05%, 2/25/08	10,000	9,973
Park Avenue Receivables, 4.50%, 2/4/08	2,225	2,224
Park Avenue Receivables, 4.67%, 2/6/08	3,562	3,560
Park Avenue Receivables, 5.05%, 3/11/08	6,000	5,967
Park Avenue Receivables, 5.40%, 2/7/08	6,000	5,995
Pfizer, 4.39%, 6/10/08	30,000	29,524
Pfizer, 4.45%, 5/15/08	30,000	29,614
Ranger Funding, 3.07%, 4/3/08	20,824	20,714
Ranger Funding, 3.24%, 4/11/08	3,000	2,981
Ranger Funding, 3.26%, 4/17/08	11,500	11,421
Ranger Funding, 3.45%, 4/22/08	2,820	2,798
Ranger Funding, 4.59%, 4/18/08	21,000	20,816
Ranger Funding, 4.80%, 2/1/08	39,000	39,000
Ranger Funding, 5.05%, 3/18/08	3,179	3,159
Ranger Funding, 5.11%, 2/8/08	2,500	2,498
Ranger Funding, 5.20%, 2/14/08	1,138	1,136
Royal Bank of Scotland, 4.20%, 5/21/08	1,000	987
Royal Bank of Scotland, 4.82%, 6/12/08	23,000	22,594
Skandinaviska Enskilda Banken, 3.17%, 7/25/08	8,000	7,877
Solitaire Funding, 3.35%, 3/19/08	3,000	2,987
Solitaire Funding, 3.50%, 4/15/08	14,300	14,197
Solitaire Funding, 4.00%, 3/17/08	25,000	24,875
Solitaire Funding, 4.30%, 4/11/08	13,000	12,891
Solitaire Funding, 4.34%, 4/11/08	11,500	11,403
Solitaire Funding, 4.62%, 4/17/08	10,000	9,902
Solitaire Funding, 5.30%, 2/27/08	5,000	4,981
Southern Company, 3.15%, 2/27/08	16,175	16,138
Total Capital, 4.57%, 3/28/08	42,000	41,722
Tulip Funding, 4.42%, 2/21/08	1,385	1,382
Tulip Funding, 4.85%, 2/6/08	18,000	17,988
Tulip Funding, 5.03%, 2/20/08	26,411	26,341
Tulip Funding, 5.40%, 2/29/08	9,000	8,962
UPS of America, 3.00%, 4/30/08	1,400	1,390
Variable Funding Capital, 4.01%, 3/14/08	35,000	34,836
Variable Funding Capital, 4.20%, 2/14/08	6,065	6,056
Variable Funding Capital, 4.27%, 2/27/08	2,000	1,994
Variable Funding Capital, 5.05%, 2/5/08	6,000	5,997
Walgreen Company, 3.40%, 2/26/08	20,000	19,953
Westpac Banking, 4.72%, 2/5/08	15,000	14,992
Yorktown Capital, 3.15%, 2/6/08	6,000	5,997
Yorktown Capital, 3.30%, 2/7/08	3,000	2,998
Yorktown Capital, 4.02%, 2/21/08	1,000	998
Yorktown Capital, 4.10%, 4/18/08	13,000	12,886
Yorktown Capital, 5.27%, 2/27/08	35,000	34,867
Yorktown Capital, 5.28%, 2/27/08	26,000	25,901
		2,190,652
Non-4(2) 14.5%
Bank of America, 4.60%, 3/17/08	38,000	37,781
CBA (Delaware) Finance, 4.00%, 4/15/08	18,000	17,852
CBA (Delaware) Finance, 4.28%, 4/9/08	12,500	12,399
CBA (Delaware) Finance, 4.52%, 4/2/08	10,000	9,923
Citigroup Funding, 4.85%, 3/14/08	25,000	24,858
Cornell University, 4.45%, 2/6/08	5,000	4,997
DaimlerChrysler Revolving Auto, 4.88%, 2/13/08	3,000	2,995
DaimlerChrysler Revolving Auto, 4.90%, 2/4/08	4,750	4,748
DaimlerChrysler Revolving Auto, 4.90%, 2/15/08	10,000	9,981
DaimlerChrysler Revolving Auto, 5.25%, 3/14/08	18,000	17,890
Deutsche Bank Financial, 3.09%, 2/29/08	10,000	9,976
Dexia Delaware, 3.145%, 2/25/08	63,000	62,868
DNB NOR Bank, 3.35%, 3/3/08	1,000	997
DNB NOR Bank, 4.65%, 3/31/08	12,600	12,504
FCAR Owner Trust I, 5.25%, 3/19/08	22,000	21,828
FCAR Owner Trust II, 3.26%, 4/25/08	5,500	5,458
FCAR Owner Trust II, 3.46%, 3/20/08	6,000	5,972
FCAR Owner Trust II, 4.06%, 6/24/08	11,500	11,313
FCAR Owner Trust II, 4.25%, 2/15/08	4,250	4,243
FCAR Owner Trust II, 4.40%, 3/17/08	10,686	10,627
FCAR Owner Trust II, 4.45%, 4/14/08	13,539	13,417
FCAR Owner Trust II, 5.21%, 4/2/08	2,028	2,010
FCAR Owner Trust II, 5.51%, 3/27/08	9,000	8,924
GE Capital, 4.78%, 3/25/08	37,000	36,740
GlaxoSmithKline Finance, 4.58%, 3/26/08	3,000	2,979
Harvard University, 4.07%, 3/10/08	5,500	5,476
HSBC USA, 4.615%, 3/28/08	9,000	8,935
HSBC USA, 4.705%, 2/5/08	10,000	9,995
ING (US) Funding, 3.10%, 4/29/08	10,000	9,924
ING (US) Funding, 3.75%, 5/20/08	5,000	4,943
ING (US) Funding, 4.27%, 4/10/08	2,000	1,984
ING (US) Funding, 4.67%, 3/28/08	28,000	27,797
International Lease Finance, 3.91%, 2/11/08	29,500	29,468
Intesa Funding, 4.31%, 4/8/08	21,000	20,832
Johns Hopkins University, 4.00%, 2/21/08	4,914	4,914
JPMorgan Chase, 3.10%, 3/28/08	13,000	12,937
JPMorgan Chase, 3.20%, 2/8/08	15,000	14,991
JPMorgan Chase, 5.00%, 2/22/08	12,000	11,965
KBC Financial Products International, 5.02%, 4/2/08	30,000	29,745
Lowe's Companies, 3.91%, 2/14/08	29,720	29,678
Merrill Lynch, 4.03%, 2/29/08	2,000	1,994
Merrill Lynch, 4.48%, 3/20/08	27,000	26,839
Morgan Stanley Dean Witter, 5.01%, 3/20/08	5,000	4,967
New York State Power Authority, 4.25%, 2/4/08	17,000	16,994
Paccar Financial, 4.15%, 3/20/08	5,500	5,470
Paccar Financial, 4.15%, 3/27/08	8,100	8,049
Paccar Financial, 4.15%, 3/31/08	6,400	6,356
Paccar Financial, 4.50%, 2/21/08	4,100	4,090
Procter & Gamble International Funding, 4.27%, 3/14/08	22,235	22,124
Procter & Gamble International Funding, 4.43%, 3/14/08	27,000	26,860
Queensland Treasury, 4.50%, 3/5/08	12,000	11,950
Queensland Treasury, 4.68%, 2/5/08	20,000	19,990
San Paolo IMI US Finance, 3.83%, 4/15/08	5,000	4,961
Siemens Capital, 4.10%, 3/31/08	6,750	6,705
Siemens Capital, 4.26%, 3/31/08	33,800	33,564
Societe Generale North America, 3.65%, 7/11/08	7,550	7,427
Toyota Credit Puerto Rico, 4.02%, 5/9/08	55,000	54,398
Toyota Motor Credit, 4.50%, 3/13/08	3,000	2,985
UBS Finance (Delaware), 4.90%, 2/6/08	14,225	14,215
		856,802
Total Commercial Paper (Cost $3,047,454)		3,047,454
FUNDING AGREEMENTS 0.3%
Genworth Life Insurance, VR, 4.523%, 4/11/08
Acquisition Date: 4/10/07, Acquisition Cost $12,000 (6)	12,000	12,000
Transamerica Occidental Life Insurance, VR, 4.781%, 9/30/08
Acquisition Date: 11/1/04, Acquisition Cost $5,000 (6)	5,000	5,000
Total Funding Agreements (Cost $17,000)		17,000
MEDIUM-TERM NOTES 16.5%
Allied Irish Bank, VR, 3.914%, 8/18/08 (1)	22,000	22,000
Allstate Life Global Funding II, VR, 4.57%, 9/4/08	4,000	4,000
Allstate Life Global Funding II, VR, 4.83%, 6/30/08	24,000	24,002
American Express Credit, VR, 4.64%, 3/5/08	1,500	1,500
American General Finance, VR, 4.988%, 6/27/08	4,000	4,002
American Honda Finance, VR, 4.347%, 4/14/08 (1)	22,000	22,000
American Honda Finance, VR, 4.616%, 7/7/08 (1)	11,250	11,250
American Honda Finance, VR, 4.865%, 8/6/08	4,000	4,000
American Honda Finance, VR, 4.904%, 6/23/08 (1)	2,500	2,501
American Honda Finance, VR, 4.959%, 5/12/08 (1)	4,750	4,751
Anglo Irish Bank, VR, 4.58%, 9/5/08 (1)	18,750	18,750
Australia & New Zealand Banking Group, VR
3.923%, 8/22/08 (1)	29,600	29,600
Australia & New Zealand Banking Group, VR
5.111%, 7/3/08 (1)	15,000	15,000
Banco Santander Totta, VR, 4.091%, 8/15/08 (1)	29,000	29,000
Bank of Ireland, VR, 3.924%, 8/18/08	27,000	27,000
BBVA Senior Finance, S.A. Unipersonal, VR
4.018%, 4/17/08 (1)	33,000	33,012
BMW Capital, VR, 4.54%, 9/4/08 (1)	26,000	26,000
BNP Paribas, VR, 4.895%, 8/19/08 (1)	30,000	30,000
Caterpillar Financial Services, VR, 3.314%, 10/28/08	10,500	10,493
Citigroup, VR, 4.944%, 5/2/08	25,000	25,005
Danske Bank, VR, 3.904%, 8/19/08 (1)	10,000	10,000
GE Capital, VR, 3.994%, 5/19/08	6,250	6,252
GE Capital, VR, 4.421%, 4/11/08	18,750	18,753
Goldman Sachs Group, VR, 4.681%, 8/4/08	30,000	30,000
HBOS Treasury Services, VR, 4.431%, 9/8/08	6,000	6,000
HBOS Treasury Services, VR, 4.53%, 9/5/08 (1)	30,000	30,000
IBM, VR, 4.56%, 9/2/08 (1)	28,000	27,999
Intesa Bank Ireland, VR, 3.386%, 8/22/08	27,000	27,000
Irish Life & Permanent, VR, 3.964%, 8/21/08 (1)	29,000	29,000
Jackson National Life Global Funding, 3.50%, 1/22/09 (1)	3,555	3,546
JPMorgan Chase, VR, 4.621%, 9/2/08	20,000	20,000
Kimberly Clark, 4.42%, 12/19/08 (1)	18,000	17,980
Kommunalkredit Austria, VR, 4.451%, 9/8/08 (1)	33,750	33,750
Lehman Brothers, VR, 4.878%, 9/26/08	12,000	12,000
Links Finance, VR, 4.413%, 7/11/08 (1)	15,000	14,999
Merrill Lynch, VR, 4.129%, 8/15/08	10,000	10,000
Metlife Global Funding I, 3.80%, 1/20/09 (1)	19,000	19,000
Minnesota Mining & Manufacturing, VR, 5.827%, 12/12/08 (1)	24,750	25,025
Morgan Stanley, VR, 5.201%, 3/7/08	22,000	22,003
National Australia Bank, VR, 4.53%, 9/5/08 (1)	41,250	41,222
Nationwide Building Society, VR, 4.60%, 9/7/08 (1)	20,000	20,000
Nationwide Life Global Funding, VR, 3.285%, 8/27/08 (1)	30,000	30,000
Pacific Life Global Funding, VR, 4.523%, 8/8/08 (1)	25,000	25,000
Pricoa Global Funding I, VR, 3.295%, 8/27/08 (1)	31,250	31,250
Royal Bank of Scotland, VR, 4.453%, 4/11/08 (1)	7,000	6,998
Sigma Finance, VR, 4.381%, 4/10/08 (1)	10,000	10,000
Sigma Finance, VR, 4.961%, 6/17/08 (1)	6,000	6,000
SLM Corporation, VR, 4.319%, 5/12/08 (1)	32,000	32,000
Svenska Handelsbanken, VR, 3.924%, 8/20/08 (1)	11,000	11,000
Toyota Motor Credit, VR, 4.248%, 4/15/08	5,000	5,000
Unicredito Italiano Bank of Ireland, VR, 4.433%, 8/8/08 (1)	31,000	31,000
Wachovia, 3.625%, 2/17/09	4,000	4,000
Westpac Banking, VR, 4.53%, 9/5/08 (1)	8,000	8,000
Total Medium-Term Notes (Cost $968,643)		968,643
MUNICIPAL SECURITIES 5.7%
Brazos Higher Ed. Auth., VRDN, 3.38%, 6/1/39	8,600	8,600
Catholic Health Initiatives, TECP, 4.35%, 4/3/08	6,000	6,000
Catholic Health Initiatives, TECP, 4.85%, 2/12/08	14,000	14,000
Catholic Health Initiatives, TECP, 4.85%, 5/2/08	2,500	2,500
Catholic Health Initiatives, TECP, 4.87%, 2/6/08	13,800	13,800
Colorado Housing Fin. Auth., Multi-Family, VRDN
3.30%, 10/1/32	10,350	10,350
Colorado Housing Fin. Auth., Multi-Family, VRDN
3.30%, 10/1/34	8,930	8,930
Colorado Housing Fin. Auth., Multi-Family, VRDN
3.30%, 4/1/36	9,750	9,750
Colorado Housing Fin. Auth., Multi-Family, VRDN
3.30%, 10/1/36	7,795	7,795
Colorado Housing Fin. Auth., Multi-Family, VRDN
3.30%, 10/1/38	14,000	14,000
Colorado Housing Fin. Auth., Single Family, VRDN
3.30%, 11/1/30	6,200	6,200
Colorado Housing Fin. Auth., Single Family, VRDN
3.30%, 11/1/34	10,850	10,850
Colorado Housing Fin. Auth., Single Family, VRDN
3.30%, 5/1/35	11,860	11,860
Colorado Housing Fin. Auth., Single Family, VRDN
3.30%, 11/1/36	5,375	5,375
Colorado Housing Fin. Auth., Single Family, VRDN
3.30%, 5/1/38	8,500	8,500
Gaithersburg, Asbury Obligation Group, VRDN, 3.29%, 1/1/36	6,410	6,410
Maryland CDA, Residential, VRDN, 3.55%, 9/1/31	25,000	25,000
Miami-Dade County IDA, South Florida Stadium, VRDN
3.55%, 7/1/31	27,200	27,200
Michigan Housing Dev. Auth, Single Family, VRDN
3.30%, 12/1/36	3,000	3,000
Mississippi, Nisaan, GO, VRDN, 3.30%, 11/1/28	30,075	30,075
Ohio Housing Fin. Agency, VRDN, 3.30%, 9/1/29	11,500	11,500
Pennsylvania Housing Fin. Agency, Single Family, VRDN
3.25%, 4/1/38	7,250	7,250
Pennsylvania Housing Fin. Agency, Single Family, VRDN
3.26%, 4/1/38	11,910	11,910
Southern Ute Indian Tribe, VRDN, 3.26%, 1/1/27	10,800	10,800
Texas, Veterans Housing, VRDN, 3.25%, 12/1/09	6,915	6,915
Texas, Veterans Housing, VRDN, 3.27%, 12/1/26	12,470	12,470
Texas, Veterans Housing, VRDN, 3.30%, 12/1/27	12,840	12,840
Univ. of North Carolina, Board of Governers, Chapel Hill, TECP
4.75%, 3/7/08	3,000	3,000
Virginia HDA, Single Family, VRDN, 3.30%, 1/1/46	31,000	31,000
Total Municipal Securities (Cost $337,880)		337,880

U.S. GOVERNMENT AGENCY OBLIGATIONS 2.0%
Federal Home Loan Mortgage
4.28%, 2/6/08	45,000	44,973
Federal National Mortgage Assn.
4.25%, 2/8/08	50,000	49,959
Federal National Mortgage Assn.
4.28%, 2/15/08	22,000	21,963
Total U.S. Government Agency Obligations (Cost $116,895)		116,895

Total Investments in Securities
100.2% of Net Assets (Cost $5,904,994)		$5,904,994

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$721,633 and represents 12.2% of net assets.
(2)	Domestic certificates of deposit are issued by domestic branches of U.S. banks.
(3)	Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks.
(4)	Yankee certificates of deposit are issued by U.S. branches of foreign banks.
(5)	Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period end amounts to $2,190,652 and represents 37.2% of net assets.
(6)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $17,000 and represents 0.3% of net assets.
CDA	Community Development Administration/Authority
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority/Agency
TECP	Tax-Exempt Commercial Paper
VR	Variable Rate; rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Cash Reserves Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Cash Reserves Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $5,904,994,000.

T. ROWE PRICE SUMMIT GNMA FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	$ Par/Shares	Value
(Amounts in 000s)

ASSET-BACKED SECURITIES 0.8%
Auto Backed 0.1%
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (1)	65	66
		66
Home Equity Loans Backed 0.7%
BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	32	33
Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	123	112
Chase Funding Mortgage Loan
Series 2003-1, Class 1A6
4.458%, 3/25/14	453	446
		591

Total Asset-Backed Securities (Cost $673)		657

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 7.5%
Commercial Mortgage Backed Securities 6.5%
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP8, Class A2, CMO
4.83%, 8/15/38	500	517
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.895%, 9/11/38	750	768
Commercial Mortgage PTC
Series 2007-C9, Class A4, CMO, VR
6.01%, 12/10/49	575	589
DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	425	442
GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	550	588

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	200	199

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	387	409

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	925	913

Morgan Stanley Capital I
Series 2007-T27, Class A4, CMO, VR
5.803%, 6/11/42	375	379

Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO
5.98%, 1/15/39	450	484
		5,288

Whole Loans Backed 1.0%
Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.091%, 2/25/34	172	171

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, ARM
4.874%, 10/25/34	82	82

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, ARM
5.089%, 11/25/35	260	262

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.024%, 9/25/36	293	296
		811

Total Non-U.S. Government Mortgage-Backed Securities (Cost $6,088)		6,099
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 84.8%
U.S. Government Agency Obligations (2) 4.1%
Federal Home Loan Mortgage
6.50%, 7/1/14	175	183
7.00%, 11/1/30	20	21
Federal Home Loan Mortgage, ARM
5.05%, 11/1/35	98	99
5.342%, 2/1/37	394	401
5.38%, 2/1/37	134	137
5.385%, 1/1/36	49	50
5.98%, 12/1/36	290	300
6.001%, 11/1/36	135	139
6.034%, 10/1/36	144	153
6.123%, 10/1/36	148	154
Federal Home Loan Mortgage, CMO, IO
4.50%, 1/15/15-4/15/18	515	38
Federal National Mortgage Assn.
4.50%, 12/1/20	349	350
5.50%, 4/1/34	24	24
6.00%, 8/1/34	287	295
Federal National Mortgage Assn., ARM
4.788%, 11/1/35	113	115
5.316%, 12/1/35	90	93
5.343%, 12/1/35	101	104
5.533%, 12/1/35	149	154
5.542%, 7/1/36	283	291
5.68%, 12/1/35	44	45
5.983%, 9/1/36	85	88
6.039%, 12/1/36	110	114
Federal National Mortgage Assn., IO, 8.50%, 4/25/22	15	3
		3,351
U.S. Government Obligations 80.7%
Government National Mortgage Assn.
4.00%, 9/15/18	709	700
4.50%, 8/15/33 - 9/15/35	765	747
5.00%, 12/15/17 - 3/20/36	13,674	13,723
5.50%, 10/15/17 - 1/20/38	18,738	19,145
6.00%, 12/15/08 - 11/20/37	17,373	17,933
6.50%, 12/15/14 - 9/20/36	5,531	5,791
7.00%, 3/15/13 - 10/20/36	2,291	2,430
7.50%, 9/15/12 - 3/15/32	583	622
8.00%, 4/15/17 - 2/15/30	120	130
8.50%, 4/15/17 - 3/15/27	158	173
9.00%, 4/15/18 - 3/20/25	25	26
9.50%, 7/15/09 - 12/20/20	31	33
10.00%, 12/15/17 - 3/15/26	95	104
10.50%, 1/15/16 - 10/15/19	49	53
11.00%, 12/15/09 - 9/20/17	8	10
Government National Mortgage Assn., CMO
5.50%, 5/20/31(3)	1,190	1,217
5.50%, 2/20/32	682	692
6.50%, 11/20/31	466	490
Government National Mortgage Assn., CMO, Principal Only
3/16/28 - 7/20/34	181	149
Government National Mortgage Assn., TBA, 5.50%, 1/1/33	1,500	1,530
		65,698

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $67,723)		69,049
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 0.9%
U.S. Treasury Obligations 0.9%
U.S. Treasury Notes, 3.00%, 2/15/09	750	757
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $743)		757
SHORT-TERM INVESTMENTS 7.5%
Money Market Funds 7.5%
T. Rowe Price Reserve Investment Fund, 4.48% (4)(5)	6,069	6,069
Total Short-Term Investments (Cost $6,069)		6,069
Total Investments in Securities
101.5% of Net Assets (Cost $81,296)		$82,631

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $66 and represents 0.1% of net assets.
(2)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	All or a portion of this security is pledged to cover margin requirements on futures contracts at January 31, 2008.
(4)	Seven-day yield
(5)	Affiliated Companies
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
IO	Interest Only security for which the fund receives interest on notional principal
PTC	Pass-Through Certificate
TBA	To Be Announced purchase commitment; TBAs totaled $1,530 (1.9% of net assets)
at period-end - see Note 2.
VR	Variable Rate; rate shown is effective rate at period-end.

Open Futures Contracts at January 31, 2008 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 9 U.S. Treasury ten year contracts
$20 par of 5.50% Government National
Mortgage Assn. bond pledged as
initial margin	3/08	$(1,051)	$(11)
Net payments (receipts) of variation
margin to date			5
Variation margin receivable (payable)
on open futures contracts			$(6)

(5) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	1/31/08	10/31/07
T. Rowe Price Reserve
Investment Fund, 4.48%	¤	¤	$ 30	$ 6,069	$ 1,998
Totals			$ 30	$ 6,069	$ 1,998

¤ Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying notes include the following amounts related to affiliated companies:

Investment in securities, at cost	$6,069
Dividend income	30
Interest income	-
Investment income	$30
Realized gain (loss) on securities	$-
Capital gain distributions from mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit GNMA Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit GNMA Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income and maximum credit protection by investing at least 80% of net assets in GNMA securities backed by the full faith and credit of the U.S. government.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $81,296,000. Net unrealized gain aggregated $1,324,000 at period-end, of which $1,584,000 related to appreciated investments and $260,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 25, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 25, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	March 25, 2008